Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Lease expenses	$ 6,000	$ 18,000
Total cash paid	$ 2,475
Remaining term	51 months
Discount rate	4.69%
Leases [Member]
Leases [Line Items]
Lease expenses	$ 31,977